Establishment and operations (Tables)	6 Months Ended
Jun. 30, 2023
Establishment and operations,
Schedule of proceeds raised and issuance costs incurred related to the Business Combination

	Number of
	shares	USD
Public shares outstanding	34,500,000	345,000,000
Shares redeemed	(29,175,999)	(291,759,990)
Shares issued to SPAC public investors	5,324,001	53,240,010
Shares converted for SPAC founders	8,625,000	—
	13,949,001	53,240,010

Cash from reverse recapitalization		53,240,010
SPAC reverse recapitalization professional fees		(20,906,209)
Net proceeds from reverse recapitalization		32,333,801

Summary of Consolidated subsidiaries

	Country of	Legal ownership %		Principal
Company name	incorporation	30-June-23	31-Dec-22	business activities
Swvl Inc.	British Virgin Islands	100%	100%	Holding company
Pivotal Merger Sub Company I	Cayman Islands	100%	100%	Merger entity
Swvl Global FZE	UAE	100%	100%	Headquarters and management activities
Swvl for Smart Transport Applications and Services LLC	Egypt	99.80%	99.80%	Providing a technology
Swvl Technologies FZE	UAE	100%	100%	platform to enable
Swvl Saudi for Information Technology	Kingdom of Saudi Arabia	100%	100%	passenger transportation

	Country of	Legal ownership %		Principal
Company name	incorporation	30-June-23	31-Dec-22	business activities
Swvl Pakistan (Private) Ltd.	Pakistan	—	99.99%
Swvl NBO Limited	Kenya	100%	100%
Swvl Technologies Ltd.	Kenya	100%	100%
Smart Way Transportation LLC (i)	Jordan	—	—	Providing a technology
Swvl My For Information Technology SDN BHD	Malaysia	100%	100%	platform to enable
Shotl Transportation, S.L.	Spain	—	55%	passenger transportation
Viapool Inc. (ii), a direct subsidiary of Swvl Global FZE	Delaware, USA	51%	51%	Holding company
Movilidad Digital SAS (ii), a subsidiary of Viapool, Inc.	Argentina	51%	51%
Viapool SRL (ii), a subsidiary of Viapool, Inc.	Argentina	51%	51%	Providing a technology
Viapool SPA (ii), a subsidiary of Viapool, Inc.	Chile	51%	51%	platform to enable
Swvl Brasil Tecnologia LTDA (ii), a subsidiary of Viapool, Inc.	Brazil	51%	51%	passenger transportation
Swvl Germany GmbH (formerly “Blitz B22-203 GmbH”) (iii), a direct subsidiary of Swvl Inc.	Germany	100%	100%	Holding company
Door2Door GmbH (iii), a subsidiary of Swvl Germany GmbH	Germany	100%	100%	Providing a technology platform to enable passenger transportation
Volt Lines B.V. (iv), a direct subsidiary of Swvl Global FZE.	Netherlands	—	100%	Holding company
Volt Lines Akilli Ulasim Teknolojileri ve Tasimacilik AS (iv), a subsidiary of Volt Lines B.V.	Turkey	—	100%	Providing a technology platform to enable
Volt Lines MENA limited (iv), a subsidiary of Volt Lines B.V.	UAE	—	100%	passenger transportation
Urbvan mobility ltd., a direct subsidiary of Swvl Global FZE.	Cayman entity	100%	100%	Holding company
Urbvan intermediate holdings, llc, a subsidiary of Urbvan mobility ltd.	Delaware, USA	100%	100%
Commute technologies s.a.p.i. de c.v., a subsidiary of Urbvan mobility ltd.	Mexico	100%	100%	Providing a technology
Urbvan commute operations s.a.p.i. de c.v., a subsidiary of Urbvan mobility ltd.	Mexico	100%	100%	platform to enable
Ops transit mobility, s.a. de c.v., a subsidiary of Urbvan mobility ltd.	Mexico	100%	100%	passenger transportation
ID vans, s.a.p.i. de c.v., a subsidiary of Urbvan mobility ltd.	Mexico	100%	100%
Admin mobility, s.a. de c.v., a subsidiary of Urbvan mobility ltd.	Mexico	100%	100%